Bond payable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disclosure Of Detailed Information Of Bonds Payable

As of December 31, 2022
RMB’000
New issued bonds	2,010,782
Interest accrued at effective interest rate	57,267
Interest paid	—
Exchange differences	75,299

Carrying value as of December 31, 2022	2,143,348